Income Tax - Schedule of Deferred Tax Assets (Details)	6 Months Ended		12 Months Ended
	May 31, 2025 HKD ($)	May 31, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Schedule of Deferred Tax Assets [Abstract]
Balance, beginning of the year/ period	$ 1,159,587	$ 149,038	$ 355,566
Addition	82,500	9,373	804,021
Balance, end of the year/ period	$ 1,242,087	$ 158,411	$ 1,159,587